Average Annual Total Returns - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - Fidelity SAI Sustainable International Equity Fund
	Dec. 30, 2024
Fidelity SAI Sustainable International Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.36%
Since Inception	0.69%	[1]
Fidelity SAI Sustainable International Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.21%
Since Inception	0.58%	[1]
Fidelity SAI Sustainable International Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.09%
Since Inception	0.60%	[1]
IXWRT
Average Annual Return:
Past 1 year	18.82%
Since Inception	5.61%
MS001
Average Annual Return:
Past 1 year	18.49%
Since Inception	6.24%

[1]	A From April 14, 2022 .